Advance to Suppliers, Net	12 Months Ended
Dec. 31, 2024
Advance to Suppliers, Net [Abstract]
Advance to suppliers, net

Note 6 – Advance to suppliers, net

The Company makes periodic advances to its suppliers for product purchases in the normal course of business. Advances to suppliers consisted of the following:

	December 31, 2024	December 31, 2023

Advances for products purchasing from third-parties	$826,317	$4,076,231
Advances for products purchasing from related parties	2,768,600	9,874,545
Subtotal	3,594,917	13,950,776
Less: allowance for credit losses	(341,035)	(569,799)
Advance to suppliers, net	$3,253,882	$13,380,977

The following table presents movement in the allowance for credit losses:

	December 31, 2024	December 31, 2023

Balance as of the beginning of year	$569,799	$902,189
Reversals when collected	(222,449)	(310,480)
Translation adjustments	(6,315)	(21,910)
Balance as of the end of year	$341,035	$569,799